CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares	Dec. 26, 2019 shares	Dec. 10, 2019 ¥ / shares
Rights of use lease assets, net	¥ 5,038,871	$ 730,451	¥ 6,666,759
Operating lease liabilities - current	3,705,420	537,150	3,892,774
Operating lease liabilities - non-current	¥ 752,821	$ 109,131	¥ 2,184,635
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0925		$ 0.0925	$ 0.0925	$ 0.0925	¥ 0.62		¥ 0.62
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000			150,000,000	150,000,000
Ordinary shares, shares issued	29,700,718	29,700,718	29,700,718
Ordinary shares, shares outstanding	29,700,718	29,700,718	29,700,718					4,611,720
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0925		$ 0.0925		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000			20,000,000	20,000,000
Ordinary shares, shares issued	4,100,000	4,100,000	4,100,000
Ordinary shares, shares outstanding	4,100,000	4,100,000	4,100,000
Related party
Rights of use lease assets, net	¥ 553,226	$ 80,197	¥ 765,241
Operating lease liabilities - current	439,865	63,764	429,265
Operating lease liabilities - non-current	¥ 113,361	$ 16,433	¥ 335,976